Stock-Based Compensation - Additional Information (Detail)		12 Months Ended
	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Quarters shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted		1,662,897
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award equity instruments granted		133,384
Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount | $		$ 914,000
Cost Expected to be Expensed, Weighted Average Period		3 years 9 months 18 days
Restricted Stock Units (RSUs) [Member] | Related Parties [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award equity instruments granted		7,398	0	0
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number	814,272
Unrecognized Compensation Costs | $		$ 13,853,000
Cost Expected to be Expensed, Weighted Average Period		2 years 8 months 12 days
Share-based Payment Arrangement, Option [Member] | Merger and Acquisition Transaction [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs | $		$ 7,281,000
Cost Expected to be Expensed, Weighted Average Period		2 years 3 months 18 days
Number Of Outstanding Options Unvested		2,300,980
Share-based Payment Arrangement, Option [Member] | Related Parties [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted		321,777	3,347,705	1,003,185
Share-based Payment Arrangement, Option [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Accelerated Cost | $	$ 3,396,000
Valens Semiconductor Ltd. 2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based Payment Award, Expiration Period		10 years
Sharebased Payment Award, Vesting Rights Percentage		25.00%
Share based Payment Award, Vesting Rights Remaining Spread In Quarters | Quarters		12
Common stock capital shares reserved for future issuance additions		8,370,000	2,318,860
Ordinary Shares, Reserved For Issuance		28,383,788	20,013,788